UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23220

Fiera Capital Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital, Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Fiera Capital Small/Mid-Cap Growth Fund

Fiera Capital Equity Allocation Fund

Fiera Capital Emerging Markets Fund

Fiera Capital Global Equity Fund

Fiera Capital International Equity Fund

Each, a series of Fiera Capital Series Trust

Semi-Annual Report

September 30, 2019 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, https://us.FieraCapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by following the instructions included with the Funds’ paper documents that have been mailed to you. You may also elect to receive paper copies of all future reports free of charge.

You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you are a direct investor, by following the instructions included with the Funds’ paper documents that have been mailed to you.

Fiera Capital Series Trust

Table of Contents

Portfolio Composition	2
Schedules of Investments	5
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	22
Notes to the Financial Statements	26
Expense Example	36
Additional Information	38
Approval of Investment Advisory Agreement	39

Fiera Capital Series Trust Portfolio Composition September 30, 2019 (Unaudited)

Small/Mid-Cap Growth Fund

Sector	% of Total Net Assets
Common Stocks*
Communications	8.3%
Consumer, Cyclical	15.8
Consumer, Non-cyclical	24.3
Energy	1.9
Financial	5.7
Industrial	12.6
Technology	28.1
Total Common Stocks	96.7
Other Assets and Liabilities	3.3
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Banks	$1,979,182	1.2%
Biotechnology	20,497,166	11.8
Commercial Services	3,549,721	2.0
Computers	7,349,228	4.2
Distribution/Wholesale	7,787,608	4.5
Diversified Financial Services	4,207,109	2.4
Electronics	1,503,109	0.9
Engineering & Construction	3,737,608	2.1
Entertainment	8,225,231	4.7
Healthcare-Products	8,806,360	5.1
Healthcare-Services	4,456,652	2.5
Home Furnishings	3,475,757	2.0
Insurance	3,644,944	2.1
Internet	7,797,181	4.5
Lodging	1,708,950	1.0
Machinery-Diversified	10,592,039	6.1
Media	6,564,185	3.8
Miscellaneous Manufacturing	2,416,130	1.4
Oil & Gas	1,218,443	0.7
Oil & Gas Services	2,121,936	1.2
Packaging & Containers	3,635,420	2.1
Pharmaceuticals	4,994,039	2.9
Retail	6,176,706	3.6
Semiconductors	11,437,917	6.6
Software	30,067,977	17.3
Total Common Stocks	167,950,598	96.7
Other Assets and Liabilities	5,795,493	3.3
Total Net Assets	$173,746,091	100.0%

Equity Allocation Fund

Sector	% of Total Net Assets
Exchange-Traded Funds
Broad Market Funds	32.8%
Large-Cap Funds	45.7
Small-Cap Funds	11.2
Total Exchange-Traded Funds	89.7
Mutual Funds
Broad Market Funds	10.1
Total Mutual Funds	10.1
Other Assets and Liabilities	0.2
Total Net Assets	100.0%

Emerging Markets Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	1.8%
Communications	13.2
Consumer, Cyclical	16.1
Consumer, Non-cyclical	5.9
Energy	3.4
Financial	23.6
Industrial	11.0
Technology	10.9
Utilities	1.2
Total Common Stocks	87.1
Participation Notes
Consumer, Cyclical	1.1
Total Participation Notes	1.1
Warrants	0.0
Short-Term Investments	11.5
Other Assets and Liabilities	0.3
Total Net Assets	100.0%

(Emerging Markets Fund Industry Breakdown on next page.)

Fiera Capital Series Trust Portfolio Composition – Continued September 30, 2019 (Unaudited)

(Emerging Markets Fund) - Continued

Industry	Value	% of Total Net Assets
Common Stocks
Auto Manufacturers	$63,473,511	3.1%
Auto Parts & Equipment	34,380,871	1.7
Banks	258,512,041	12.6
Beverages	40,319,089	2.0
Chemicals	37,182,213	1.8
Commercial Services	28,344,329	1.4
Computers	26,754,744	1.3
Distribution/Wholesale	13,027,575	0.6
Electronics	73,243,934	3.6
Energy-Alternate Sources	41,025,171	2.0
Engineering & Construction	64,758,571	3.2
Entertainment	21,732,190	1.1
Food	23,822,168	1.2
Gas	25,267,068	1.2
Home Furnishings	18,887,207	0.9
Insurance	116,873,765	5.7
Internet	254,470,417	12.4
Investment Companies	4,159,560	0.2
Lodging	76,536,516	3.8
Media	14,924,354	0.7
Miscellaneous Manufacturing	69,730,161	3.4
Oil & Gas	29,250,202	1.4
Pharmaceuticals	27,223,151	1.3
Real Estate	103,154,903	5.0
Retail	102,466,903	5.0
Semiconductors	174,183,575	8.5
Software	22,813,313	1.1
Transportation	17,829,108	0.9
Total Common Stocks	1,784,346,610	87.1
Participation Notes
Home Furnishings	21,459,377	1.1
Total Participation Notes	21,459,377	1.1
Warrants	516,402	0.0
Short-Term Investments	236,180,883	11.5
Total Investments	2,042,503,272	99.7
Other Assets and Liabilities	5,372,590	0.3
Total Net Assets	$2,047,875,862	100.0%

Global Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	3.6%
Communications	2.8
Consumer, Cyclical	12.0
Consumer, Non-cyclical	35.0
Financial	13.2
Industrial	23.0
Technology	9.5
Total Common Stocks	99.1
Other Assets and Liabilities	0.9
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Aerospace/Defense	$383,894	2.4%
Apparel	382,536	2.4
Banks	806,888	5.1
Beverages	1,044,589	6.5
Building Materials	308,221	1.9
Chemicals	577,913	3.6
Commercial Services	1,364,089	8.6
Cosmetics/Personal Care	793,453	5.0
Diversified Financial Services	1,298,517	8.1
Electronics	403,621	2.5
Food	552,982	3.5
Hand/Machine Tools	386,014	2.4
Healthcare-Products	822,950	5.2
Internet	449,380	2.8
Lodging	398,711	2.5
Machinery-Diversified	1,912,565	12.0
Miscellaneous Manufacturing	280,138	1.8
Pharmaceuticals	996,105	6.2
Retail	1,131,205	7.1
Semiconductors	494,547	3.1
Software	1,023,985	6.4
Total Common Stocks	15,812,303	99.1
Other Assets and Liabilities	137,302	0.9
Total Net Assets	$15,949,605	100.0%

Fiera Capital Series Trust Portfolio Composition – Continued September 30, 2019 (Unaudited)

International Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Consumer, Cyclical	16.6%
Consumer, Non-cyclical	39.2
Financial	11.6
Industrial	23.2
Technology	7.5
Total Common Stocks	98.1
Preferred Stocks
Basic Materials	1.2
Total Preferred Stocks	1.2
Other Assets and Liabilities	0.7
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$3,844,094	3.5%
Banks	8,434,665	7.7
Beverages	4,560,235	4.2
Building Materials	3,042,544	2.8
Commercial Services	8,009,579	7.3
Cosmetics/Personal Care	11,665,325	10.7
Distribution/Wholesale	1,766,799	1.6
Diversified Financial Services	4,179,756	3.8
Electronics	2,738,827	2.5
Food	7,573,118	6.9
Hand/Machine Tools	4,199,606	3.8
Healthcare-Products	2,698,236	2.5
Home Furnishings	3,540,099	3.2
Leisure Time	2,587,051	2.4
Lodging	4,329,720	4.0
Machinery-Diversified	12,179,542	11.1
Pharmaceuticals	8,379,304	7.7
Retail	2,126,352	1.9
Semiconductors	4,714,327	4.3
Software	3,507,624	3.2
Transportation	3,241,430	3.0
Total Common Stocks	107,318,233	98.1
Preferred Stocks
Chemicals	1,345,892	1.2
Total Preferred Stocks	1,345,892	1.2
Total Investments	108,664,125	99.3
Other Assets and Liabilities	771,301	0.7
Total Net Assets	$109,435,426	100.0%

Portfolio composition will change due to the ongoing management of the Funds. The percentages are based on net assets as of September 30, 2019.

*

At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risk of loss and volatility.

Small/Mid-Cap Growth Fund Schedule of Investments September 30, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 96.7%
Communications — 8.3%
Internet — 4.5%
Etsy, Inc.(1)	44,885	$2,536,003
IAC/InterActiveCorp(1)	15,746	3,432,156
TripAdvisor, Inc.(1)	47,286	1,829,022
		7,797,181
Media — 3.8%
Cable One, Inc.	1,917	2,405,260
Liberty Media Corp.-Liberty Formula One, Class C(1)	51,865	2,157,065
The New York Times Co., Class A	70,290	2,001,859
		6,564,184
Total Communications		14,361,365

Consumer, Cyclical — 15.8%
Distribution/Wholesale — 4.5%
Copart, Inc.(1)	47,781	3,838,248
IAA, Inc.(1)	59,586	2,486,524
KAR Auction Services, Inc.	59,586	1,462,836
		7,787,608
Entertainment — 4.7%
Churchill Downs, Inc.	14,813	1,828,739
Live Nation Entertainment, Inc.(1)	79,073	5,245,703
SeaWorld Entertainment, Inc.(1)	43,723	1,150,789
		8,225,231
Home Furnishings — 2.0%
Dolby Laboratories, Inc., Class A	53,771	3,475,757

Lodging — 1.0%
Huazhu Group, Ltd., ADR	51,755	1,708,950

Retail — 3.6%
Dunkin’ Brands Group, Inc.	37,301	2,960,207
Tractor Supply Co.	35,565	3,216,499
		6,176,706
Total Consumer, Cyclical		27,374,252

Consumer, Non-cyclical — 24.3%
Biotechnology — 11.8%
Arrowhead Pharmaceuticals, Inc.(1)	97,823	2,756,652
BeiGene, Ltd., ADR(1)	13,272	1,625,289
BioMarin Pharmaceutical, Inc.(1)	28,930	1,949,882
Bluebird Bio, Inc.(1)	22,945	2,106,810
Exelixis, Inc.(1)	197,185	3,487,217
FibroGen, Inc.(1)	48,388	1,789,388
Immunomedics, Inc.(1)	145,994	1,935,880
Sage Therapeutics, Inc.(1)	20,790	2,916,629
Veracyte, Inc.(1)	54,931	1,318,344
Viking Therapeutics, Inc.(1)	88,819	611,075
		20,497,166
Commercial Services — 2.0%
Bright Horizons Family Solutions, Inc.(1)	11,835	1,804,837
Insperity, Inc.	17,693	1,744,884
		3,549,721
Healthcare-Products — 5.1%
Genomic Health, Inc.(1)	15,898	1,078,202
iRhythm Technologies, Inc.(1)	19,300	1,430,323
STERIS PLC	25,157	3,634,935
Wright Medical Group NV(1)	129,079	2,662,900
		8,806,360
Healthcare-Services — 2.5%
Molina Healthcare, Inc.(1)	21,256	2,332,209
Teladoc Health, Inc.(1)	31,371	2,124,444
		4,456,653
Pharmaceuticals — 2.9%
Aimmune Therapeutics, Inc.(1)	78,372	1,641,110
Portola Pharmaceuticals, Inc.(1)	125,016	3,352,929
		4,994,039
Total Consumer, Non-Cyclical		42,303,939

Energy — 1.9%
Oil & Gas — 0.7%
WPX Energy, Inc.(1)	115,056	1,218,443

Oil & Gas Services — 1.2%
Apergy Corp.(1)	41,509	1,122,818
Helix Energy Solutions Group, Inc.(1)	123,960	999,118
		2,121,936
Total Energy		3,340,379

Financial — 5.7%
Banks — 1.2%
Western Alliance Bancorp	42,951	1,979,182

See accompanying Notes to the Financial Statements.

Small/Mid-Cap Growth Fund Schedule of Investments – Continued September 30, 2019 (Unaudited)

Description	Shares	Value
Diversified Financial Services — 2.4%
Evercore, Inc.	18,218	$1,459,262
Legg Mason, Inc.	71,952	2,747,847
		4,207,109
Insurance — 2.1%
Reinsurance Group of America, Inc.	22,798	3,644,944
Total Financial		9,831,235

Industrial — 12.6%
Electronics — 0.9%
Advanced Energy Industries, Inc.(1)	26,182	1,503,109

Engineering & Construction — 2.1%
EMCOR Group, Inc.	43,400	3,737,608

Machinery-Diversified — 6.1%
Cognex Corp.	49,852	2,449,229
Crane Co.	26,895	2,168,544
Graco, Inc.	62,894	2,895,640
Nordson Corp.	21,049	3,078,626
		10,592,039
Miscellaneous Manufacturing — 1.4%
AO Smith Corp.	50,642	2,416,130

Packaging & Containers — 2.1%
Berry Global Group, Inc.(1)	92,575	3,635,420
Total Industrial		21,884,306

Technology — 28.1%
Computers — 4.2%
Fortinet, Inc.(1)	33,463	2,568,620
Nutanix, Inc., Class A(1)	75,926	1,993,057
Qualys, Inc.(1)	36,887	2,787,551
		7,349,228
Semiconductors — 6.6%
Entegris, Inc.	95,055	4,473,288
Maxim Integrated Products, Inc.	49,760	2,881,602
Power Integrations, Inc.	23,105	2,089,385
Semtech Corp.(1)	41,013	1,993,642
		11,437,917
Software — 17.3%
ACI Worldwide, Inc.(1)	86,593	2,712,526
Broadridge Financial Solutions, Inc.	36,779	4,576,411
Cornerstone OnDemand, Inc.(1)	22,634	1,240,796
Envestnet, Inc.(1)	37,122	2,104,817
Guidewire Software, Inc.(1)	24,007	2,529,858
Jack Henry & Associates, Inc.	20,039	2,925,093
New Relic, Inc.(1)	24,947	1,532,993
Paycom Software, Inc.(1)	9,232	1,934,012
Splunk, Inc.(1)	32,987	3,887,848
Veeva Systems, Inc., Class A(1)	28,079	4,287,382
Zynga, Inc., Class A(1)	401,416	2,336,241
		30,067,977
Total Technology		48,855,122

Total Common Stocks
(identified cost $143,310,768)		167,950,598

Total Investments — 96.7%
(identified cost $143,310,768)		167,950,598
Other Assets and Liabilities — 3.3%		5,795,493
Total Net Assets — 100.0%		$173,746,091

(1)	Non-income producing.

ADR – American Depository Receipt

PLC – Public Limited Company

See accompanying Notes to the Financial Statements.

Equity Allocation Fund Schedule of Investments September 30, 2019 (Unaudited)

Description	Shares	Value
Exchange-Traded Funds — 89.7%
Broad Market Funds — 32.8%
Invesco China Technology	11,900	$544,544
iShares MSCI India	33,646	1,129,496
SPDR S&P Biotech	11,435	871,919
Vanguard FTSE Emerging Markets	39,320	1,583,023
Vanguard Health Care	7,431	1,246,030
Vanguard Real Estate	6,070	566,028
		5,941,040
Large-Cap Funds — 45.7%
SPDR S&P Emerging Asia Pacific	11,449	1,069,938
SPDR S&P Global Natural Resources	8,152	351,107
VanEck Vectors Oil Services	29,223	343,370
Vanguard Communication Services	11,831	1,025,748
Vanguard FTSE Developed Markets	31,015	1,274,096
Vanguard Information Technology	5,944	1,281,229
Vanguard S&P 500	10,704	2,917,910
		8,263,398
Small-Cap Funds — 11.2%
iShares MSCI EAFE Small-Cap	16,037	917,798
Vanguard S&P Small-Cap 600	7,780	1,109,661
		2,027,459
Total Exchange-Traded Funds
(identified cost $15,621,703)		16,231,897

Mutual Funds — 10.1%
Broad Market Funds — 10.1%
Fiera Capital Global Equity Fund, Institutional Class (1)	135,352	1,824,540

Total Mutual Funds
(identified cost $1,593,587)		1,824,540

Total Investments — 99.8%
(identified cost $17,215,290)		18,056,437
Other Assets and Liabilities — 0.2%		34,007
Total Net Assets — 100.0%		$18,090,444

(1)	Denotes an investment in an affiliated entity. Please refer to Note 8. Investments in Affiliated Issuers in the Notes to the Financial Statements.

See accompanying Notes to the Financial Statements.

Emerging Markets Fund Schedule of Investments September 30, 2019 (Unaudited)

Description	Shares or Units	Value
Common Stocks — 87.1%
China — 29.8%
51job, Inc., ADR (1)	343,400	$25,411,600
AAC Technologies Holdings, Inc.	4,581,300	24,168,831
Alibaba Group Holding, Ltd., ADR (1)	359,920	60,189,422
Bank of China, Ltd., Class H	45,200,000	17,726,022
China Railway Group, Ltd., Class H	33,391,000	20,268,406
China State Construction International Holdings, Ltd.	20,622,091	19,378,877
Dali Foods Group Co., Ltd. (2)	38,817,257	23,822,168
Geely Automobile Holdings, Ltd.	9,188,000	15,614,336
Great Wall Motor Co., Ltd., Class H	48,150,000	32,265,052
Haier Smart Home Co., Ltd., Class D	2,621,054	2,929,296
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	5,509,875	24,984,856
Minth Group, Ltd.	6,610,000	22,404,018
Ping An Insurance Group Co. of China, Ltd., Class H	6,375,000	73,272,441
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	10,140,000	27,223,151
Sunny Optical Technology Group Co., Ltd.	3,219,132	47,253,229
Tencent Holdings, Ltd.	2,156,900	90,218,644
Weibo Corp., ADR (1)	437,500	19,578,125
Wuliangye Yibin Co., Ltd., Class A	1,084,706	19,742,534
YY, Inc., ADR (1)	386,949	21,758,142
Zhejiang Expressway Co., Ltd., Class H	24,935,075	21,571,352
		609,780,502
Hong Kong — 12.0%
ASM Pacific Technology, Ltd.	1,984,800	24,217,361
China Overseas Land & Investment, Ltd.	4,569,000	14,375,004
China Resources Gas Group, Ltd.	5,106,000	25,267,068
Galaxy Entertainment Group, Ltd.	6,731,000	41,730,362
Man Wah Holdings, Ltd.	38,691,200	24,103,694
MTR Corp., Ltd.	3,179,135	17,829,108
NagaCorp, Ltd.	22,253,417	34,806,153
Shimao Property Holdings, Ltd.	7,350,000	21,465,485
Xinyi Solar Holdings, Ltd.	68,285,547	41,025,171
		244,819,406
India — 15.6%
Axis Bank, Ltd. (3)	1,733,436	16,774,984
Crompton Greaves Consumer Electricals, Ltd. (3)	4,514,969	15,957,911
Engineers India, Ltd. (3)	7,932,982	13,147,425
HDFC Bank, Ltd., ADR (3)	836,000	47,693,800
ICICI Bank, Ltd., ADR (3)	3,123,125	38,039,662
ICICI Lombard General Insurance Co., Ltd. (2)(3)	2,553,561	43,601,324
Infosys, Ltd. (3)	1,015,000	11,490,519
Infosys, Ltd., ADR (3)	1,342,500	15,264,225
Kotak Mahindra Bank, Ltd. (3)	1,462,940	33,978,252
Larsen & Toubro, Ltd. (3)	574,700	11,963,863
Motherson Sumi Systems, Ltd. (3)	8,075,770	11,976,853
Quess Corp., Ltd. (1)(2)(3)	1,022,240	6,772,978
Reliance Industries, Ltd. (3)	1,553,500	29,250,202
Tech Mahindra, Ltd. (3)	2,261,317	22,813,313
		318,725,311
Indonesia — 6.0%
Bank Mandiri Persero	58,408,600	28,728,645
Ciputra Development	307,574,859	22,869,797
Media Nusantara Citra	171,480,110	14,924,354
Mitra Adiperkasa	335,262,100	24,316,505
Ramayana Lestari Sentosa	231,548,200	19,652,576
United Tractors	8,987,700	13,027,575
		123,519,452
Malaysia — 2.7%
Inari Amertron	55,953,918	24,355,389
Padini Holdings	15,590,700	14,218,555
Public Bank Berhad	3,660,000	17,546,584
		56,120,528
Netherlands — 0.2%
Prosus NV, ADR (1)	285,488	4,159,560

Philippines — 7.8%
Ayala Land, Inc.	27,691,200	26,428,507
BDO Unibank, Inc.	9,340,860	25,770,717
Bloomberry Resorts Corp.	103,773,600	21,732,190
GT Capital Holdings, Inc.	959,558	15,594,122
Jollibee Foods Corp.	4,709,130	20,175,574
Megaworld Corp.	213,619,826	18,016,110
Metropolitan Bank & Trust Co.	7,900,000	10,433,823

See accompanying Notes to the Financial Statements.

Emerging Markets Fund Schedule of Investments – Continued September 30, 2019 (Unaudited)

Description	Shares or Units	Value
Security Bank Corp.	5,738,800	$21,819,553
		159,970,596
South Africa — 0.4%
Naspers, Ltd. N Shares, ADR	285,488	8,553,220

South Korea — 7.7%
LG Chem, Ltd.	148,700	37,182,213
NAVER Corp.	219,275	28,761,264
Samsung Electronics Co., Ltd.	2,252,250	92,216,251
		158,159,728
Taiwan — 3.9%
Airtac International Group	1,886,488	22,476,932
Elite Material Co., Ltd.	5,953,000	24,090,246
Taiwan Semiconductor Manufacturing Co., Ltd.	3,760,000	33,394,574
		79,961,752
Thailand — 1.0%
Osotspa PLC	16,887,300	20,576,555

Total Common Stocks
(identified cost $1,584,721,995)		1,784,346,610

Participation Notes — 1.1%
China — 1.1%
Haier Smart Home Co., Ltd., Class A, issued by UBS AG, Maturity Date 3/18/2020(4)	3,203,266	6,870,392
Midea Group Co., Ltd., Class A, issued by UBS AG, Maturity Date 3/18/2020(4)	2,034,906	14,588,985

Total Participation Notes
(identified cost $21,316,368)		21,459,377

Warrants — 0.0%
Malaysia — 0.0%
Inari Amertron, Expiration Date 2/17/2020, Strike Price 0.533 MYR(1)	1,676,104	516,402

Total Warrants
(identified cost $0)		516,402

Short-Term Investments — 11.5%
Mutual Funds — 11.5%
Federated Treasury Obligations Fund, Institutional Class, 1.840% (5)	236,180,883	236,180,883

Total Short-Term Investments
(identified cost $236,180,883)		236,180,883

Total Investments — 99.7%
(identified cost $1,842,219,246)		2,042,503,272
Other Assets and Liabilities — 0.3%		5,372,590
Total Net Assets — 100.0%		$2,047,875,862

(1)	Non-income producing.

(2)	144A restricted security. As of September 30, 2019 the total market value of such securities was $74,196,470 and represented 3.62% of the Fund’s net assets.

(3)	Securities held through a Mauritius Subsidiary.

(4)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(5)	Represents the 7-day effective yield as of September 30, 2019.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Global Equity Fund Schedule of Investments September 30, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 99.1%
India — 2.8%
HDFC Bank, Ltd., ADR	7,688	$438,601

Japan — 6.5%
FANUC Corp.	1,300	245,730
Keyence Corp.	1,271	791,142
		1,036,872
Netherlands — 3.2%
Unilever NV	8,458	507,866

Switzerland — 12.1%
Cie Financiere Richemont SA	3,000	219,846
Geberit AG	645	308,221
Nestle SA	5,099	552,982
Roche Holding AG	1,614	469,916
Schindler Holding AG	1,725	386,014
		1,936,979
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,640	494,547

United Kingdom — 10.2%
Diageo PLC	13,556	553,771
InterContinental Hotels Group PLC	6,389	398,711
Intertek Group PLC	5,960	401,183
Spirax-Sarco Engineering PLC	2,900	279,399
		1,633,064
United States — 61.2%
3M Co.	1,704	280,138
Alphabet, Inc., Class A (1)	368	449,380
AutoZone, Inc. (1)	382	414,325
Becton, Dickinson and Co.	2,307	583,579
CME Group, Inc.	1,950	412,113
Colgate-Palmolive Co.	3,885	285,586
Graco, Inc.	7,226	332,685
Johnson & Johnson	4,067	526,188
Mastercard, Inc., Class A	3,264	886,404
Mettler-Toledo International, Inc. (1)	573	403,621
Middleby Corp. (1)	2,255	263,610
Moody’s Corp.	4,701	962,906
MSCI, Inc.	2,606	567,456
NIKE, Inc., Class B	4,073	382,536
Oracle Corp.	8,296	456,529
PepsiCo, Inc.	3,580	490,818
Sherwin-Williams Co.	1,051	577,913
TJX Cos., Inc.	8,917	497,034
U.S. Bancorp	6,655	368,288
United Technologies Corp.	2,812	383,894
Varian Medical Systems, Inc. (1)	2,010	239,371
		9,764,374
Total Common Stocks
(identified cost $13,672,941)		15,812,303

Total Investments — 99.1%
(identified cost $13,672,941)		15,812,303
Other Assets and Liabilities — 0.9%		137,302
Total Net Assets — 100.0%		$15,949,605

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

International Equity Fund Schedule of Investments September 30, 2019 (Unaudited)

Description	Shares	Value
Common Stocks — 98.1%
Australia — 3.0%
Commonwealth Bank of Australia	59,803	$3,262,202

Canada — 3.0%
Canadian National Railway Co.	36,072	3,241,430

Denmark — 4.8%
Chr Hansen Holding A/S	20,254	1,715,780
Novo Nordisk A/S, Class B	68,027	3,515,350
		5,231,130
France — 10.0%
EssilorLuxottica SA	18,715	2,698,236
L’Oreal SA	15,647	4,375,849
LVMH Moet Hennessy Louis Vuitton SE	9,689	3,844,094
		10,918,179
Germany — 4.5%
Rational AG	1,960	1,405,465
SAP SE	29,809	3,507,624
		4,913,089
India — 3.0%
HDFC Bank, Ltd., ADR	57,342	3,271,361

Japan — 12.6%
FANUC Corp.	11,801	2,230,666
Keyence Corp.	10,910	6,790,996
Shimano, Inc.	17,121	2,587,051
Unicharm Corp.	68,711	2,183,912
		13,792,625
Netherlands — 4.7%
Unilever NV	85,028	5,105,563

Sweden — 1.7%
Svenska Handelsbanken AB, Class A	203,217	1,901,102

Switzerland — 18.3%
Cie Financiere Richemont SA	29,016	2,126,351
Geberit AG	6,367	3,042,544
Nestle SA	54,010	5,857,339
Roche Holding AG	16,706	4,863,953
Schindler Holding AG	18,767	4,199,606
		20,089,793
Taiwan — 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	101,427	4,714,327

United Kingdom — 24.4%
Bunzl PLC	67,591	1,766,799
Diageo PLC	111,632	4,560,235
Howden Joinery Group PLC	310,156	2,134,634
InterContinental Hotels Group PLC	69,380	4,329,720
Intertek Group PLC	56,953	3,833,659
London Stock Exchange Group PLC	46,545	4,179,756
Rotork PLC	716,027	2,738,828
Spirax-Sarco Engineering PLC	32,777	3,157,880
		26,701,511
United States — 3.8%
IHS Markit, Ltd. (1)	62,439	4,175,921

Total Common Stocks
(identified cost $95,673,202)		107,318,233

Preferred Stocks — 1.2%
Germany — 1.2%
FUCHS PETROLUB SE	35,888	1,345,892

Total Preferred Stocks
(identified cost $1,909,350)		1,345,892

Total Investments — 99.3%
(identified cost $97,582,552)		108,664,125
Other Assets and Liabilities — 0.7%		771,301
Total Net Assets — 100.0%		$109,435,426

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Assets and Liabilities September 30, 2019 (Unaudited)

	Small/Mid-Cap Growth Fund	Equity Allocation Fund	Emerging Markets Fund	Global Equity Fund	International Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$167,950,598	$16,231,897	$2,042,503,272	$15,812,303	$108,664,125
Investments in affiliated issuers, at value	—	1,824,540	—	—	—
Cash	5,760,180	73,798	1,412,833	31,672	460,653
Cash denominated in foreign currencies(1)	—	—	3,599,115	122,981	—
Dividends and interest receivable	31,182	26,477	4,985,985	39,752	422,651
Receivable for investments sold	—	—	3,908,092	—	—
Receivable for capital stock sold	481,385	—	947,972	—	—
Due from Adviser	—	18,546	—	—	—
Receivable for tax reclaims	—	—	29,020	—	—
Deferred offering costs (Note 5)	—	8,995	—	—	—
Prepaid expenses	9,782	5,968	66,567	17,073	36,537
Total assets	174,233,127	18,190,221	2,057,452,856	16,023,781	109,583,966

Liabilities:
Payable for investments purchased	—	30,186	6,369,678	—	—
Payable for capital stock redeemed	278,815	—	840,662	—	—
Payable to Adviser for offering cost reimbursement (Note 5)	—	8,995	—	—	—
Payable to Adviser for management fees (Note 3)	134,415	—	1,684,278	11,470	68,330
Payable for shareholder servicing fees	—	—	421,069	—	9,603
Payable for transfer agent fees	5,709	3,905	34,037	1,351	3,898
Payable for audit and tax fees	17,525	19,725	17,525	17,525	17,525
Payable for legal fees	35,753	29,775	52,033	34,082	29,775
Payable for 12b-1 fees	3	—	11,780	57	21
Other liabilities	14,816	7,191	145,932	9,691	19,388
Total liabilities	487,036	99,777	9,576,994	74,176	148,540
Total net assets	$173,746,091	$18,090,444	$2,047,875,862	$15,949,605	$109,435,426

Net assets consist of:
Paid-in capital	$131,628,618	$17,267,084	$1,884,485,018	$13,329,613	$97,588,799
Total distributable earnings (loss)	42,117,473	823,360	163,390,844	2,619,992	11,846,627
Total net assets	$173,746,091	$18,090,444	$2,047,875,862	$15,949,605	$109,435,426

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Assets and Liabilities – Continued September 30, 2019 (Unaudited)

	Small/Mid-Cap Growth Fund	Equity Allocation Fund	Emerging Markets Fund	Global Equity Fund	International Equity Fund
Net asset value per share (unlimited shares authorized, $0.001 par value)
Investor class	$16.53	$—	$44.68	$13.45	$11.10
Institutional class	16.64	—	44.90	13.48	11.12
Z class	—	—	—	—	11.17
Bel-Air Advisor class	—	10.36	—	—	—

Net assets:
Investor class	$12,364	$—	$57,529,075	$327,855	$91,987
Institutional class	173,733,727	—	1,990,346,787	15,621,750	59,102,237
Z class	—	—	—	—	50,241,202
Bel-Air Advisor class	—	18,090,444	—	—	—
Total net assets	$173,746,091	$18,090,444	$2,047,875,862	$15,949,605	$109,435,426

Shares outstanding:
Investor class	748	—	1,287,611	24,382	8,287
Institutional class	10,443,435	—	44,331,248	1,158,873	5,315,764
Z class	—	—	—	—	4,499,196
Bel-Air Advisor class	—	1,745,545	—	—	—
Total shares outstanding	10,444,183	1,745,545	45,618,859	1,183,255	9,823,247

Investments, at cost:
Investments in unaffiliated issuers	$143,310,768	$15,621,703	$1,842,219,246	$13,672,941	$97,582,552
Investments in affiliated issuers	—	1,593,587	—	—	—
Total investments, at cost	$143,310,768	$17,215,290	$1,842,219,246	$13,672,941	$97,582,552

(1)	Identified cost of cash denominated in foreign currencies are $0, $0, $3,598,247, $124,263 and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Operations Period Ended September 30, 2019 (Unaudited)

	Small/Mid-Cap Growth Fund	Equity Allocation Fund	Emerging Markets Fund		Global Equity Fund	International Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers(1)	$453,641	$151,814	$30,635,190	(2)	$125,670	$1,161,217
Interest income	—	—	2,195,801		—	—
Total income	453,641	151,814	32,830,991		125,670	1,161,217

Expenses:
Investment advisory fees (Note 3)	893,694	82,044	9,452,515		60,972	410,743
Legal fees	36,586	35,557	48,883		30,002	29,290
Fund accounting and administration fees	32,181	10,146	212,442		15,363	35,390
Registration fees	21,105	4,218	73,414		20,662	18,901
Transfer agent fees	14,770	11,669	101,784		2,785	10,283
Trustees’ fees	11,900	11,900	11,900		11,900	11,900
Miscellaneous fees	11,798	4,414	44,660		7,290	10,898
Chief compliance officer fees	7,501	7,501	7,500		7,501	7,501
Audit and tax fees	6,488	15,188	11,552		6,488	6,488
Licensing fees	3,597	119	15,575		2,426	2,996
Custodian fees	—	1,484	231,980		5,399	4,029
12b-1 fees (Note 2):
Investor class	16	—	90,059		242	126
Offering costs (Note 5)	—	26,131	—		—	—
Shareholder servicing fees (Note 2):
Investor class	—	—	90,059		—	125
Institutional class	—	—	2,273,070		—	65,183
Z class	—	—	—		—	63,049
Total expenses	1,039,636	210,371	12,665,393		171,030	676,902

Deduct:
Expense waiver of fees and reimbursement of expenses (Note 4)	(51,853)	(127,463)	—		(102,194)	(213,786)
Net expenses	987,783	82,908	12,665,393		68,836	463,116
Net investment income (loss)	$(534,142)	$68,906	$20,165,598		$56,834	$698,101

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Operations – Continued Period Ended September 30, 2019 (Unaudited)

	Small/Mid-Cap Growth Fund	Equity Allocation Fund	Emerging Markets Fund	Global Equity Fund	International Equity Fund
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	$15,105,324	$(112,522)	$(4,305,617)	$641,222	$556,611
Investments in affiliated issuers	—	124	—	—	—
Foreign currency transactions	—	—	(1,150,842)	(1,101)	(4,041)
Foreign capital gains tax	—	—	(288,151)	—	—
Total net realized gain (loss)	15,105,324	(112,398)	(5,744,610)	640,121	552,570
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(15,821,436)	(253,992)	(47,096,433)	96,912	4,978,706
Investments in affiliated issuers	—	93,301	—	—	—
Foreign currency translations	—	—	(18,307)	(1,163)	300
Total net change in unrealized appreciation (depreciation)	(15,821,436)	(160,691)	(47,114,740)	95,749	4,979,006
Net realized and unrealized gain (loss) on investments and foreign currency	(716,112)	(273,089)	(52,859,350)	735,870	5,531,576
Change in net assets resulting from operations	$(1,250,254)	$(204,183)	$(32,693,752)	$792,704	$6,229,677

(1)	Net of foreign taxes withheld of $0, $0, $2,081,115, $8,376, and $138,055, respectively.

(2)	Includes paid-in-kind dividends of $4,563,526.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Small/Mid-Cap Growth Fund		Equity Allocation Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(1)
Change in net assets resulting from:
Operations:
Net investment income (loss)	$(534,142)	$(1,119,714)	$68,906	$39,639
Net realized gain (loss) on investments	15,105,324	38,331,849	(112,398)	(2,609)
Net change in unrealized appreciation (depreciation) on investments	(15,821,436)	(38,398,839)	(160,691)	1,001,838
Change in net assets resulting from operations	(1,250,254)	(1,186,704)	(204,183)	1,038,868

Distributions to Shareholders:
Investor class	—	(1,961)	—	—
Institutional class	—	(42,063,641)	—	—
Bel-Air Advisor class	—	—	—	(26,651)
Change in net assets resulting from distributions to shareholders	—	(42,065,602)	—	(26,651)

Capital stock transactions:
Proceeds from sale of shares:
Investor class	1,893	—	—	—
Institutional class	9,162,376	44,972,576	—	—
Bel-Air Advisor class	—	—	2,924,036	14,472,511
Net proceeds from sale of shares	9,164,269	44,972,576	2,924,036	14,472,511
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class	—	1,961	—	—
Institutional class	—	38,912,871	—	—
Bel-Air Advisor class	—	—	—	26,085
Net proceeds from shares issued	—	38,914,832	—	26,085
Cost of shares redeemed:
Investor class	—	—	—	—
Institutional class	(24,526,311)	(126,913,510)	—	—
Bel-Air Advisor class	—	—	(128,661)	(11,561)
Net cost of shares redeemed	(24,526,311)	(126,913,510)	(128,661)	(11,561)
Change in net assets resulting from capital stock transactions	(15,362,042)	(43,026,102)	2,795,375	14,487,035
Change in net assets	(16,612,296)	(86,278,408)	2,591,192	15,499,252

Net Assets:
Beginning of period	190,358,387	276,636,795	15,499,252	—
End of period	$173,746,091	$190,358,387	$18,090,444	$15,499,252

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Small/Mid-Cap Growth Fund		Equity Allocation Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(1)
Capital Stock Transactions in Shares:
Sale of shares:
Investor class	111	—	—	—
Institutional class	533,249	2,418,731	—	—
Bel-Air Advisor class	—	—	278,281	1,477,600
Net sale of shares	533,360	2,418,731	278,281	1,477,600
Shares issued to shareholder in payment of distributions declared:
Investor class	—	147	—	—
Institutional class	—	2,908,286	—	—
Bel-Air Advisor class	—	—	—	2,918
Net shares issued	—	2,908,433	—	2,918
Shares redeemed:
Institutional class	(1,426,288)	(7,032,145)	—	—
Bel-Air Advisor class	—	—	(12,066)	(1,188)
Net shares redeemed	(1,426,288)	(7,032,145)	(12,066)	(1,188)
Net change resulting from fund share transactions in shares	(892,928)	(1,704,981)	266,215	1,479,330

(1)	Reflects operations for the period from November 30, 2018 (inception date of the Equity Allocation Fund) to March 31, 2019.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Emerging Markets Fund
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(1)	Year Ended September 30, 2018
Change in net assets resulting from:
Operations:
Net investment income (loss)	$20,165,598	$(5,864,834)	$5,455,752
Net realized gain (loss) on investments	(5,744,610)	(39,218,581)	83,315,080
Net change in unrealized appreciation (depreciation) on investments	(47,114,740)	137,626,570	(322,916,277)
Change in net assets resulting from operations	(32,693,752)	92,543,155	(234,145,445)

Distributions to Shareholders:
Investor class	—	(83,899)	(13,040,637)
Institutional class	—	(3,996,962)	(95,400,995)
Change in net assets resulting from distributions to shareholders	—	(4,080,861)	(108,441,632)

Capital stock transactions:
Proceeds from sale of shares:
Investor class	3,443,320	19,465,373	128,095,426
Institutional class	551,158,880	305,491,412	587,706,214
Net proceeds from sale of shares	554,602,200	324,956,785	715,801,640
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class	—	77,416	12,052,486
Institutional class	—	2,814,227	73,274,859
Net proceeds from shares issued	—	2,891,643	85,327,345
Cost of shares redeemed:
Investor class	(36,148,113)	(57,760,927)	(150,120,661)
Institutional class	(125,770,768)	(292,275,200)	(249,564,517)
Net cost of shares redeemed	(161,918,881)	(350,036,127)	(399,685,178)
Redemption fees	—	—	22,515
Change in net assets resulting from capital stock transactions	392,683,319	(22,187,699)	401,466,322
Change in net assets	359,989,567	66,274,595	58,879,245

Net Assets:
Beginning of period	1,687,886,295	1,621,611,700	1,562,732,455
End of period	$2,047,875,862	$1,687,886,295	$1,621,611,700

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Emerging Markets Fund
	Six Months Ended September 30, 2019 (Unaudited)	Period Ended March 31, 2019(1)	Year Ended September 30, 2018
Capital Stock Transactions in Shares:
Sale of shares:
Investor class	76,592	476,111	2,477,694
Institutional class	12,352,127	7,347,833	11,891,412
Net sale of shares	12,428,719	7,823,944	14,369,106
Shares issued to shareholder in payment of distributions declared:
Investor class	—	1,999	235,175
Institutional class	—	72,457	1,424,968
Net shares issued	—	74,456	1,660,143
Shares redeemed:
Investor class	(808,442)	(1,422,969)	(3,086,893)
Institutional class	(2,809,360)	(7,202,744)	(5,008,420)
Net shares redeemed	(3,617,802)	(8,625,713)	(8,095,313)
Net change resulting from fund share transactions in shares	8,810,917	(727,313)	7,933,936

(1)

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Global Equity Fund		International Equity Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Change in net assets resulting from:
Operations:
Net investment income	$56,834	$113,506	$698,101	$1,087,087
Net realized gain (loss) on investments	640,121	(104,016)	552,570	(876,308)
Net change in unrealized appreciation on investments	95,749	1,102,164	4,979,006	2,058,233
Change in net assets resulting from operations	792,704	1,111,654	6,229,677	2,269,012

Distributions to Shareholders:
Investor class	—	(937)	—	(918)
Institutional class	—	(123,624)	—	(423,744)
Z class	—	—	—	(706,486)
Change in net assets resulting from distributions to shareholders	—	(124,561)	—	(1,131,148)

Capital stock transactions:
Proceeds from sale of shares:
Investor class	173,250	107,004	3,050	35,100
Institutional class	3,890,683	2,483,935	11,999,387	45,714,313
Z class	—	—	—	12,000,000
Net proceeds from sale of shares	4,063,933	2,590,939	12,002,437	57,749,413
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class	—	937	—	918
Institutional class	—	87,541	—	421,720
Z class	—	—	—	706,486
Net proceeds from shares issued	—	88,478	—	1,129,124
Cost of shares redeemed:
Investor class	—	(31,425)	(11,000)	—
Institutional class	(1,528,975)	(2,532,346)	(1,098,466)	(6,649,861)
Z class	—	—	(10,000,000)	(30,000,000)
Net cost of shares redeemed	(1,528,975)	(2,563,771)	(11,109,466)	(36,649,861)
Change in net assets resulting from capital stock transactions	2,534,958	115,646	892,971	22,228,676
Change in net assets	3,327,662	1,102,739	7,122,648	23,366,540

Net Assets:
Beginning of period	12,621,943	11,519,204	102,312,778	78,946,238
End of period	$15,949,605	$12,621,943	$109,435,426	$102,312,778

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Global Equity Fund		International Equity Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Capital Stock Transactions in Shares:
Sale of shares:
Investor class	13,038	8,893	282	3,327
Institutional class	297,129	211,480	1,105,719	4,527,822
Z class	—	—	—	1,167,699
Net sale of shares	310,167	220,373	1,106,001	5,698,848
Shares issued to shareholder in payment of distributions declared:
Investor class	—	88	—	101
Institutional class	—	8,235	—	46,445
Z class	—	—	—	77,636
Net shares issued	—	8,323	—	124,182
Shares redeemed:
Investor class	—	(2,642)	(990)	—
Institutional class	(117,731)	(227,991)	(100,853)	(695,168)
Z class	—	—	(922,513)	(3,083,248)
Net shares redeemed	(117,731)	(230,633)	(1,024,356)	(3,778,416)
Net change resulting from fund share transactions in shares	192,436	(1,937)	81,645	2,044,614

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Bel-Air Advisor Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return[1,2]	Gross Expenses		Net Expenses[3,4]		Net investment income (loss) percent[3]		Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Equity Allocation Fund
2019[5,6]	$10.48	$0.04	$(0.16)	$(0.12)	$—	$—	$—	$10.36	(1.15)%	2.28%[7]		0.96%[7]		0.80%[7]		$18,090	9%
2019[8]	10.00	0.06	0.47	0.53	(0.05)	—	(0.05)	10.48	5.40	4.27	[9]	0.96	[9]	1.33	[9]	15,499	2

[1]	Based on net asset value as of end of period date.

[2]	Not annualized for periods less than one year.

[3]	The contractual and voluntary expense waivers pursuant to Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

[4]

The Adviser and Fund have a contractual expense limitation and reimbursement agreement in which the Adviser agrees to pay or absorb certain expenses of the Fund so that the total expense ratio of the Fund does not exceed 1.25% of its average daily net assets inclusive of Acquired Fund Fees. Acquired Fund Fees are an indirect cost of owning the Fund and are not included in these financial highlights. The Acquired Fund Fees were 0.29% of average daily net assets for both the six-month period ended September 30, 2019 and the fiscal year ended March 31, 2019.

[5]	Reflects operations for the six months ended September 30, 2019 (Unaudited).

[6]	Per share calculations are based on Average outstanding throughout the period.

[7]	Annualized, with the exception of non-recurring offering costs.

[8]	Reflects operations for the period from November 30, 2018 (inception date) to March 31, 2019.

[9]	Annualized, with the exception of non-recurring organizational costs.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss) percent[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Small/Mid-Cap Growth Fund
2019[5,6]	$16.71	$(0.07)	$(0.11)	$(0.18)	$—	$—	$—	$16.53	(1.08)%	1.36%	1.30%	(0.84)%	$12	16%
2019	21.20	(0.11)	(0.38)	(0.49)	—	(4.00)	(4.00)	16.71	2.44	1.36	1.30	(0.73)	11	50
2018[7]	20.39	(0.01)	0.82	0.81	—	—	—	21.20	3.97	1.45	1.30	(0.53)	10	34
Emerging Markets Fund
2019[5,6]	45.70	0.42	(1.44)	(1.02)	—	—	—	44.68	(2.23)	1.58	1.58	1.89	57,529	11
2019[8]	43.02	(0.30)	3.01	2.71	—	(0.03)	(0.03)	45.70	6.32	1.60	1.60	(1.04)	92,289	17
2018[9]	52.68	(0.05)	(6.09)[10]	(6.14)	(0.09)	(3.43)	(3.52)	43.02	(12.71)	1.61	1.61	(0.02)	127,525	48
2017[6,9]	41.67	(0.05)	11.13	11.08	(0.07)	—	(0.07)	52.68	26.66	1.61	1.61	(0.12)	175,875	24
2016[6,9]	35.38	0.04	6.26	6.30	(0.01)	—	(0.01)	41.67	17.81	1.62	1.61	0.11	112,388	15
2015[6,9]	38.90	0.09	(3.48)	(3.39)	(0.13)	—	(0.13)	35.38	(8.74)	1.65	1.61	0.21	684,182	34
Global Equity Fund
2019[5,6]	12.73	0.03	0.69	0.72	—	—	—	13.45	5.66	2.49	1.15	0.50	328	32
2019	11.60	0.04	1.19	1.23	(0.07)	(0.03)	(0.10)	12.73	10.75	3.59	1.15	0.72	144	28
2018[11]	10.00	0.09	1.52	1.61	(0.01)	—	(0.01)	11.60	16.12	8.42	1.15	0.86	58	51
International Equity Fund
2019[5,6]	10.48	0.06	0.56	0.62	—	—	—	11.10	5.92	1.57	1.25	1.01	92	8
2019[6]	10.24	0.08	0.26	0.34	(0.08)	(0.02)	(0.10)	10.48	3.51	1.73	1.25	0.83	94	38
2018[12]	10.00	0.02	0.22	0.24	—	—	—	10.24	2.40	1.88	1.25	0.39	57	38

[1]	Based on net asset value as of end of period date.

[2]	Not annualized for periods less than one year.

[3]	Annualized, with the exception of non-recurring organizational costs.

[4]	The contractual and voluntary expense waivers and recoupment provisions pursuant to Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

[5]	Reflects operations for the six months ended September 30, 2019 (Unaudited).

[6]	Per share calculations are based on Average outstanding throughout the period.

[7]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.

[8]

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

[9]	Reflects operations for the fiscal year from October 1st through September 30th.

[10]	Ratio includes redemptions fees, which represents less than $0.01 per share.

[11]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.

[12]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss) percent[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Small/Mid-Cap Growth Fund
2019[5,6]	$16.79	$(0.05)	$(0.10)	$(0.15)	$—	$—	$—	$16.64	(0.89)%	1.11%	1.05%	(0.57)%	$173,734	16%
2019	21.21	(0.10)	(0.32)	(0.42)	—	(4.00)	(4.00)	16.79	2.81	1.11	1.05	(0.49)	190,348	50
2018[7]	17.75	(0.10)	3.56	3.46	—	—	—	21.21	19.49	1.20	1.05	(0.49)	276,627	34
2017[8]	15.37	(0.08)	2.50	2.42	—	(0.04)	(0.04)	17.75	15.80	1.19	1.05	(0.48)	292,697	55
2016[8]	17.43	(0.06)	(1.92)	(1.98)	—	(0.08)	(0.08)	15.37	(11.34)	1.21	1.05	(0.42)	258,951	35
2015[8]	15.20	(0.04)	2.27	2.23	—	—	—	17.43	14.67	1.26	1.05	(0.48)	240,745	58
Emerging Markets Fund
2019[5,6]	45.87	0.48	(1.45)	(0.97)	—	—	—	44.90	(2.11)	1.33	1.33	2.14	1,990,347	11
2019[9]	43.22	(0.15)	2.92	2.77	(0.09)	(0.03)	(0.12)	45.87	6.46	1.35	1.35	(0.75)	1,595,597	17
2018[6,10]	52.81	0.20	(6.22)	(6.02)	(0.14)	(3.43)	(3.57)	43.22	(12.46)	1.31	1.31	0.36	1,494,087	48
2017[6,10]	41.71	0.06	11.14	11.20	(0.10)	—	(0.10)	52.81	26.95	1.36	1.36	0.14	1,386,857	24
2016[6,11]	38.33	0.10	3.28	3.38	—	—	—	41.71	8.82	1.37	1.37	0.74	880,876	15
Global Equity Fund
2019[5,6]	12.74	0.05	0.69	0.74	—	—	—	13.48	5.81	2.24	0.90	0.75	15,622	32
2019	11.60	0.11	1.15	1.26	(0.09)	(0.03)	(0.12)	12.74	11.07	3.34	0.90	0.96	12,478	28
2018[12]	10.00	0.08	1.55	1.63	(0.03)	—	(0.03)	11.60	16.30	8.17	0.90	1.04	11,461	51
International Equity Fund
2019[5,6]	10.48	0.07	0.57	0.64	—	—	—	11.12	6.11	1.32	1.00	1.26	59,102	8
2019[6]	10.25	0.12	0.24	0.36	(0.10)	(0.03)	(0.13)	10.48	3.72	1.48	1.00	1.21	45,193	38
2018[13]	10.00	0.05	0.20	0.25	—	—	—	10.25	2.50	1.63	1.00	2.67	4,424	38

[1]	Based on net asset value as of end of period date.

[2]	Not annualized for periods less than one year.

[3]	Annualized, with the exception of non-recurring organizational costs.

[4]	The contractual and voluntary expense waivers and recoupment provisions pursuant to Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

[5]	Reflects operations for the six months ended September 30, 2019 (Unaudited).

[6]	Per share calculations are based on Average outstanding throughout the period.

[7]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.

[8]	Reflects operations for the fiscal year from June 1st through May 31st.

[9]

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

[10]	Reflects operations for the fiscal year from October 1st through September 30th.

[11]	Reflects the period from June 1, 2016 (inception date) to September 30, 2016.

[12]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.

[13]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Class Z

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss) percent[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
International Equity Fund
2019[5,6]	$10.52	$0.08	$0.57	$0.65	$—	$—	$—	$11.17	6.18%	1.32%	0.80%	1.46%	$50,241	8%
2019[6]	10.26	0.13	0.26	0.39	(0.10)	(0.03)	(0.13)	10.52	4.02	1.48	0.80	1.23	57,026	38
2018[7]	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	1.63	0.80	0.88	74,465	38

[1]	Based on net asset value as of end of period date.

[2]	Not annualized for periods less than one year.

[3]	Annualized, with the exception of non-recurring organizational costs.

[4]	The contractual and voluntary expense waivers and recoupment provisions pursuant to Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

[5]	Reflects operations for the six months ended September 30, 2019 (Unaudited).

[6]	Per share calculations are based on Average outstanding throughout the period.

[7]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of September 30, 2019, the Trust consisted of five series: Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital Equity Allocation Fund (the “Equity Allocation Fund”), Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Global Equity Fund (the “Global Equity Fund”), and Fiera Capital International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV (“Net Asset Value”) was used for subscription placement. The Funds’/class’ commencement of investment operations date began on the business day following the inception date.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

On February 12, 2018, the Apex Small/Mid-Cap Growth Fund (the “Apex Fund”), a series of The Ultimus Managers Trust, was reorganized into the Small/Mid-Cap Growth Fund. The Small/Mid-Cap Growth Fund has the same investment object and investment team, and substantially similar fundamental investment policies, principal investment strategies and risks as the Apex Fund. The Apex Fund’s inception date was June 29, 2012. Effective February 27, 2018, the Small/Mid-Cap Growth Fund’s fiscal year end was changed from May 31st to March 31st.

Equity Allocation Fund – The investment objective of the Equity Allocation Fund is to achieve capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its net assets in shares of exchange traded funds (“ETFs”) and affiliated and unaffiliated mutual funds that invest primarily in equity securities. The Fund may invest in issuers with market capitalizations of any size. Under normal circumstances, the Fund invests at least 80% of its net assets in shares of ETFs and affiliated and unaffiliated mutual funds that invest primarily in equity securities (the “Underlying Funds”). For these purposes, equity securities include common stocks, preferred stocks, securities convertible into common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (GDRs). The Underlying Funds may invest in companies located outside the Unites States, including emerging market countries. The Fund and certain Underlying Funds may from time to time emphasize one or more economic sectors in selecting their investments. Further, the Underlying Funds may invest in equity securities issued by companies of any size with no minimum market capitalization. The Fund’s inception date was November 30, 2018.

Emerging Markets Fund – The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may invest in issuers with market capitalizations of any size. The Predecessor Fund’s (defined below) inception date was December 14, 2011. On June 4, 2018 the City National Rochdale Emerging Markets Fund (the “Predecessor Fund”), a series of City National Rochdale Funds, was reorganized into the Emerging Markets Fund. The investment objective, policies, guidelines, and restrictions of the Emerging Markets Fund and the Predecessor Fund are identical in all material respects.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

The Adviser served as sub-adviser to the Predecessor Fund from December 1, 2017 until the reorganization. Effective November 28, 2018, the Emerging Markets Fund’s fiscal year end was changed from September 30th to March 31st.

Global Equity Fund – The investment objective of the Global Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2. Significant Accounting Policies

The Funds are investment companies; as such, these financial statements have applied the guidance set forth in the Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies. The policies are in conformity with the United States Generally Accepted Accounting Principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses are accrued daily. Non-class specific expenses are allocated daily to each class of Shares based on the total Shares outstanding without distinction between Share classes. Expenses attributable to a particular class of Shares are allocated directly to that class. Expenses are subject to the Funds’ Expense Limitation Agreement (See Note 4).

Investment Valuation – Each Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. New York time adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Funds’ Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above which, with respect to these securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short), or the bid, ask, or price of any other type of security, does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time (or 4:00 p.m. London time for the Emerging Markets Fund). Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value per share but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

GAAP defines fair value by establishing a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2019:

	Small/Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$167,950,598	$—	$—	$167,950,598
Total	$167,950,598	$—	$—	$167,950,598

	Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$16,231,897	$—	$—	$16,231,897
Mutual Funds*	1,824,540	—	—	1,824,540
Total	$18,056,437	$—	$—	$18,056,437

	Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
China	$150,759,457	$459,021,045	$—	$609,780,502
Hong Kong	—	244,819,406	—	244,819,406
India	107,770,665	210,954,646	—	318,725,311
Indonesia	—	123,519,452	—	123,519,452
Malaysia	—	56,120,528	—	56,120,528
Netherlands	4,159,560	—	—	4,159,560
Phillipines	—	159,970,596	—	159,970,596
South Africa	8,553,220	—	—	8,553,220
South Korea	—	158,159,728	—	158,159,728
Taiwan	—	79,961,752	—	79,961,752
Thailand	—	20,576,555	—	20,576,555
Participation Notes*	—	21,459,377	—	21,459,377
Warrants*	516,402	—	—	516,402
Short-Term Investments	236,180,883	—	—	236,180,883
Total	$507,940,187	$1,534,563,085	$—	$2,042,503,272

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
India	$438,601	$—	$—	$438,601
Japan	—	1,036,872	—	1,036,872
Netherlands	—	507,866	—	507,866
Switzerland	—	1,936,979	—	1,936,979
Taiwan	494,547	—	—	494,547
United Kingdom	—	1,633,064	—	1,633,064
United States	9,764,374	—	—	9,764,374
Total	$10,697,522	$5,114,781	$—	$15,812,303

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,262,202	$—	$3,262,202
Canada	3,241,430	—	—	3,241,430
Denmark	—	5,231,130	—	5,231,130
France	—	10,918,179	—	10,918,179
Germany	—	4,913,089	—	4,913,089
India	3,271,361	—	—	3,271,361
Japan	—	13,792,625	—	13,792,625
Netherlands	—	5,105,563	—	5,105,563
Sweden	—	1,901,102	—	1,901,102
Switzerland	—	20,089,793	—	20,089,793
Taiwan	4,714,327	—	—	4,714,327
United Kingdom	—	26,701,511	—	26,701,511
United States	4,175,921	—	—	4,175,921
Preferred Stocks
Germany	—	1,345,892	—	1,345,892
Total	$15,403,039	$93,261,086	$—	$108,664,125

*	All sub-categories represent an entire Level 1 or Level 2 evaluation status.

As of September 30, 2019, the Funds did not hold any Level 3 securities.

Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Income is allocated daily to each class of Shares based on the value of total Shares outstanding of each class.

Distributions to shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

Federal Income Taxes – Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds have no uncertain tax positions. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Management has evaluated all tax positions taken or expected to be taken by the Funds to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold will result in the Fund recording an unrecognized tax benefit. If the Funds were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized for the six-month period ended September 30, 2019. Management

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

of the Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has determined that the Funds have not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Funds’ financial statements.

The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds’ 2015 - 2018 tax years are open to examination as of September 30, 2019.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Board of Trustees of the Trust has approved, and each Fund, other than the Equity Allocation Fund, has adopted, a distribution plan which allows the Funds to pay distribution fees for the sale and distribution of Investor Class shares of each Fund. Shareholders holding Investor Class shares will pay distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares. For the six-month period ended September 30, 2019, distribution fees amounted to $16, $90,059, $242, and $126 for the Investor Class Shares of the Small/Mid-Cap Growth Fund, Emerging Markets Fund, Global Equity Fund, and International Equity Fund, respectively. Institutional, Class Z, and Bel-Air Advisor class shares do not pay distribution fees.

Shareholder Servicing Fees – The Small/Mid-Cap Growth Fund, Equity Allocation Fund, Emerging Markets Fund, Global Equity Fund, and International Equity Fund have certain arrangements in place to compensate financial intermediaries, including the Adviser or its affiliates, that hold Fund shares through networked and omnibus accounts, for services that they provide to Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel, and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected to exceed 0.25% of the average aggregate value of the respective Fund’s shares. For the six-month period ended September 30, 2019, shareholder servicing fees amounted to $90,059 and $125 for the Investor Class Shares of the Emerging Markets Fund and International Equity Fund, respectively, $2,273,070 and $65,183 for the Institutional Class Shares of the Emerging Markets Fund and International Equity Fund, respectively, and $63,049 for the Class Z Shares of the International Equity Fund. The Small/Mid-Cap Growth Fund, Equity Allocation Fund, and Global Equity Fund do not currently pay shareholder servicing fees.

Effective on July 29, 2019 the Adviser voluntarily agreed to waive a portion of the Shareholder Servicing Fee for each class of the International Equity Fund so that the Shareholder Servicing Fee does not exceed 0.20% of each class. This voluntary waiver is implemented as part of (and not in addition to) the Adviser’s application of the Expense Limitation and is not subject to recoupment. The amount of the voluntary waivers as of September 30, 2019 of Shareholder Servicing Fees were $9, $4,972, and $54,760 in the Investor, Institutional, and Z classes of shares, respectively.

Foreign Securities Risk – Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that each Fund concentrates its investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

Investments in Mauritius Subsidiary – To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly-owned collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is managed by Fiera Capital Inc. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius.

Due to the recent amendment of the tax treaty between India and Mauritius, the capital gains tax exemption on shares of Indian companies will be phased out over a two-year period that began on April 1, 2017 and ended on March 31, 2019. Shares of Indian companies acquired on or after April 1, 2017, were subject to a reduced capital gains tax until March 31, 2019, and shares are taxed at India’s full tax rate thereafter. There is no guarantee that the tax treaty will not be amended further.

3. Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser, pursuant to which the Adviser is responsible for developing, implementing and supervising the Funds’ investment programs and providing day-to-day management services to the Funds. The Small/Mid-Cap Growth Fund, Equity Allocation Fund, Emerging Markets Fund, Global Equity Fund, and International Equity Fund will pay the Adviser a monthly fee in arrears that is accrued daily at an annual rate of 0.95%, 0.95%, 1.00%, 0.80%, and 0.80% of the average daily net assets of each Fund, respectively. The Equity Allocation Fund Advisory fee is reduced to an annual rate of 0.05% of the average daily net assets invested in affiliated fund investments. The Small/Mid-Cap Growth Fund’s Advisory fee is scheduled to increase to 1.00% effective April 1, 2020, pursuant to the Advisory Agreement. For the six-month period ended September 30, 2019, the Small/Mid-Cap Growth Fund, Equity Allocation Fund, Emerging Markets Fund, Global Equity Fund, and International Equity Fund incurred $893,694, $82,044, $9,452,515, $60,972, and $410,743 in investment advisory fees, respectively.

The Adviser is under common control with Fiera Capital Corporation, which also manages other vehicles and accounts in accordance with an investment strategy that may be substantially similar to that of the Funds. From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser, including the Funds. This Participating Affiliate provides services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements.

Certain Officers and Trustees of the Trust are also Officers of the Adviser.

4. Expense Limitation Agreement

The Adviser and the Funds have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Funds (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of each Fund and any other expenses, the exclusion of which is specifically set forth in each Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board), to the extent necessary to limit the ordinary operating expenses of the Fund from exceeding the amounts for the periods set forth below.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

In consideration of the Adviser’s agreement to limit each Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause a Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect for each Fund through the date specified below, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of the Prospectus filed with the Securities and Exchange Commission (the “SEC”).

	Expense Limitation Agreement
Fund	Investor Class	Institutional Class	Class Z	Bel-Air Advisor Class	Expense Limitation Agreement Expiration Date
Small/Mid-Cap Growth Fund	1.30%	1.05%	—	—	October 1, 2020
Equity Allocation Fund	—	—	—	1.25%*	October 31, 2020
Emerging Markets Fund	1.62%	1.37%	—	—	October 31, 2020
Global Equity Fund	1.15%	0.90%	—	—	October 31, 2020
International Equity Fund	1.25%	1.00%	0.80%	—	October 31, 2020

*	The Equity Allocation Fund’s Expense Limitation is inclusive of Acquired Fund Fees.

As of September 30, 2019, expenses in the amounts of $51,853, $127,463, $102,194, and $154,045 were contractually reimbursed to the Small/Mid-Cap Growth Fund, Equity Allocation Fund, Global Equity Fund, and International Equity Fund, respectively. The Emerging Markets Fund’s expenses did not exceed the contractual expense limit and there are no expenses subject to recoupment within the limitations noted above.

As of September 30, 2019, the Adviser may seek recoupment for previously waived or reimbursed investment advisory fee reductions, subject to the limitations noted above, no later than the dates and amounts as outlined below:

Fund	Date of Expiration May 31, 2020	Date of Expiration March 31, 2021	Date of Expiration March 31, 2022	Date of Expiration March 31, 2023
Small/Mid-Cap Growth Fund	$394,216	$369,616	$128,193	$51,853
Equity Allocation Fund	—	—	107,723	127,463
Global Equity Fund	—	579,303	288,092	102,194
International Equity Fund	—	313,833	563,815	154,045

5. Offering Costs

The Funds will bear all expenses incurred in its business and operations. The Adviser paid each Fund’s initial offering costs and may subsequently recoup these costs from each Fund which were incurred not more than three years prior to the date of recoupment, in accordance with the Expense Limitation Agreement. Costs incurred in connection with the offering of the Equity Allocation Fund were deferred and are being amortized on a straight-line basis over the first twelve months of the Fund’s operations, which began on the inception day of November 30, 2018. Total Fund offering costs were $52,118 of which $16,992 was expensed in the period ended March 31, 2019 and $26,131 was expensed in the six-month period ended September 30, 2019. Offering costs of $8,995 are still deferred as of the financial statement date of this report.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

6. Investment Transactions

Purchases and sales of securities by each Fund, excluding short-term investments and in-kind contributions, for the six-month period ended September 30, 2019 were as follows:

Fund	Purchases	Sales
Small/Mid-Cap Growth Fund	$29,295,755	$48,357,450
Equity Allocation Fund	4,416,262	1,555,095
Emerging Markets Fund	478,165,294	193,936,854
Global Equity Fund	7,293,497	4,766,837
International Equity Fund	10,450,522	8,145,162

7. Federal Income Tax Information

At September 30, 2019, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Small/Mid-Cap Growth Fund	Equity Allocation Fund	Emerging Markets Fund	Global Equity Fund	International Equity Fund
Cost of investments	$144,456,322	$17,282,404	$1,846,718,718	$13,820,271	$98,407,994
Gross unrealized appreciation	$36,476,613	$1,116,526	$336,682,010	$2,255,443	$13,108,391
Gross unrealized depreciation	(12,982,337)	(342,493)	(140,897,456)	(263,411)	(2,852,260)
Net unrealized appreciation/(depreciation) on investments	$23,494,276	$774,033	$195,784,554	$1,992,032	$10,256,131

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

8. Investments in Affiliated Issuers

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities, or any investment in the Funds. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain security shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the six-month period with entities that are affiliates as of September 30, 2019. Please refer to the Schedule of Investments for which class a Fund’s underlying affiliated issuer represents.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Capital Gain Distributions
Equity Allocation Fund
Fiera Capital Global Equity Fund	$1,571,179	$195,584	$(35,648)	$93,301	$124	$1,824,540	$—	$—

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2019 (Unaudited)

9. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience of the Adviser, the Funds expect the risk of loss to be remote.

10. Officers and Trustees

Each Independent Trustee receives an annual retainer of $38,000 by the Trust and are also reimbursed for travel-related expenses. In addition, the Audit Committee Chair is also paid an annual retainer of $5,000 by the Trust. No “interested persons” who serves as Trustee of the Funds received any compensation for their services as Trustee.

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2019, UBS Financial Services, Inc. and Charles Schwab & Co., Inc., for the benefit of their customers, owned 39% and 28% of the Small/Mid-Cap Growth Fund, respectively. As of September 30, 2019, National Financial Services, LLC, for the benefit of its customers, owned 30% of the Emerging Markets Fund. As of September 30, 2019, Charles Schwab & Co., Inc. and Mac & Co. for the benefit of their customers, owned 48% and 46% of the International Equity Fund, respectively.

12. New Accounting Pronouncements

On August 28, 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

13. Subsequent Events

On October 1, 2019 the Fiera Capital U.S. Equity Long-Term Quality Fund commenced operations.

Management of the Funds has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Fiera Capital Series Trust Expense Example September 30, 2019 (Unaudited)

For the six months ended September 30, 2019

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended September 30, 2019 (4/1/19 – 9/30/19).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor				Institutional
Fund	Beginning account value 4/1/19	Ending account value 9/30/19	Annualized Expense Ratio(1)	Expenses paid during period 4/1/2019- 9/30/2019(1)	Beginning account value 4/1/19	Ending account value 9/30/19	Annualized Expense Ratio(1)	Expenses paid during period 4/1/2019- 9/30/2019(1)
Small/Mid-Cap Growth Fund
Actual	$1,000.00	$989.20	1.30%	$6.46	$1,000.00	$991.10	1.05%	$5.23
Hypothetical (5% return before expenses)	1,000.00	1,018.50	1.30	6.56	1,000.00	1,019.70	1.05	5.30
Emerging Markets Fund
Actual	1,000.00	977.70	1.58	7.81	1,000.00	978.90	1.33	6.58
Hypothetical (5% return before expenses)	1,000.00	1,017.10	1.58	7.97	1,000.00	1,018.30	1.33	6.71
Global Equity Fund
Actual	1,000.00	1,056.60	1.15	5.91	1,000.00	1,058.10	0.90	4.63
Hypothetical (5% return before expenses)	1,000.00	1,019.30	1.15	5.81	1,000.00	1,020.50	0.90	4.55
International Equity Fund
Actual	1,000.00	1,059.20	1.25	6.44	1,000.00	1,061.10	1.00	5.15
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.25	6.31	1,000.00	1,020.00	1.00	5.05

Fiera Capital Series Trust Expense Example – Continued September 30, 2019 (Unaudited)

	Class Z
Fund	Beginning account value 4/1/19	Ending account value 9/30/19	Annualized Expense Ratio(1)	Expenses paid during period 4/1/2019- 9/30/2019(1)
International Equity Fund
Actual	$ 1,000.00	$ 1,061.80	0.80%	$ 4.12
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.80	4.04

	Bel-Air Advisor Class
Equity Allocation Fund
Actual	1,000.00	988.50	0.96(2)	4.77
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.96(2)	4.85

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period April 1, 2019 through September 30, 2019, multiplied by the average account value over the period and multiplied by 183/366 (to reflect the one-half year period).

(2)

The Adviser and Fund have a contractual expense limitation agreement and reimbursement agreement in which the Adviser agrees to pay or absorb certain expenses of the Fund so that the total expense ratio of the Fund does not exceed 1.25% of its average daily net assets inclusive of Acquired Fund Fees (“AFFE”). AFFE are an indirect cost of owning the Fund and are not included in the expense example above. Had AFFE been included, actual and hypothetical expenses paid during for the six-month period ended September 30, 2019 would have been higher.

Fiera Capital Series Trust Additional Information September 30, 2019 (Unaudited)

Proxy Voting – For a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities, please call (toll-free) 855.771.7119 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. A report on “Form N-PX” of how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 855.771.7119 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov.

Disclosure of Portfolio Holdings – Each Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT is available on the website of the Securities and Exchange Commission at http://www.sec.gov.

Fiera Capital Series Trust Approval of Investment Advisory Agreement September 30, 2019 (Unaudited)

At a meeting held in person on May 16, 2018, the Board of Trustees of Fiera Capital Equity Allocation Fund (the “Board”) approved the investment advisory agreement (the “Advisory Agreement”) between Fiera Capital Series Trust (the “Trust”), a Delaware statutory trust, on behalf of Fiera Capital Equity Allocation Fund (the “Fund”), a series of the Trust, and Fiera Capital Inc., a Delaware corporation (the “Adviser”), for an initial two-year period. Also, by a unanimous vote, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”), separately voted to approve the Advisory Agreement.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from the Adviser, which included: (i) information concerning the services proposed to be provided to the Fund by the Adviser; (ii) the investment performance of the Adviser (noting that the Fund was newly formed and had not yet begun operations); (iii) the proposed fees and expenses of the Fund, including comparative expense information; (iv) information on the estimated profitability of the Adviser and its affiliates, taking into account their cost of providing services; and (v) other potential benefits to the Adviser from its relationship with the Fund. In particular, the Board considered the following:

(a) The Nature, Extent and Quality of Services Proposed to be Provided by the Adviser

The Trustees reviewed various presentations the Adviser provided to the Board regarding services proposed to be provided to the Fund. The Trustees noted the importance of the Adviser having adequate resources and, in this regard, noted the Adviser’s significant assets under management. The Trustees noted the financial strength of Fiera Capital Corporation, the Adviser’s parent company and the resources, including personnel (subject to the oversight and supervision of the Adviser) it provides the Adviser as a “participating affiliate.” The Trustees also took into account the Adviser’s representation that its current financial condition should enable it to provide quality services to the Fund. The Board also discussed the acceptability of the terms of the Advisory Agreement, including the relatively broad scope of services required to be performed by the Adviser under the agreement. They also noted the wide array of legal and compliance services provided to the Fund. The Board also noted that the Adviser would be providing, at its own expense, facilities necessary for the operation of the Fund and it would make personnel available to serve as the senior officers of the Fund, including the Chief Executive Officer and the Chief Financial Officer, as well as the Chief Compliance Officer. In connection with the proposed investment advisory services to be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies. The Trustees observed the Fund portfolio manager’s experience employing asset allocation strategies. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) Investment Performance of the Fund and Adviser

In connection with the evaluation of the services proposed to be provided by the Adviser, the Trustees generally reviewed the investment performance of the Adviser. Since the Fund was newly formed and had not yet begun operations, the Trustees did not consider the investment performance of the Fund. It was observed that the Adviser did not currently advise a fund or a separately managed account employing a substantially similar strategy.

(c) Cost of the Services Proposed to be Provided and Profits Realized by the Adviser from its Relationship with the Fund

The Trustees reviewed the cost of services proposed to be provided by the Adviser and the fees paid under the Advisory Agreement. The Board noted that under the Advisory Agreement, the Fund would pay the Adviser a fixed annual management fee of 0.95%, except that only a 0.05% fee would be applied to any assets invested in funds affiliated with the Adviser. The Trustees also considered information showing a comparison of the proposed advisory fee and expense ratio of the Fund compared with fees and expenses of other similarly managed open-end registered products. The Trustees noted that the proposed fees for the Fund approximated the fees of other similar mutual funds in the Morningstar Tactical Allocation Funds category. The Trustees also observed the effect of the proposed expense limitation agreed to by the Adviser on the Fund’s expense ratio. Based on its review, the Board concluded that the level of the proposed management fee for the Fund was fair and reasonable in light of the extent and quality of services proposed to be provided to the Fund.

In reaching this conclusion, the Trustees also considered the estimated profitability to be realized by the Adviser and its affiliates from the relationship with the Fund. The Trustees observed that estimated profitability levels from the Fund based on various potential asset levels appeared reasonable, particularly in light of the losses currently being absorbed by the Adviser from its service to the Trust overall.

Fiera Capital Series Trust Approval of Investment Advisory Agreement September 30, 2019 (Unaudited)

(d) Other Benefits

The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from its relationship with the Fund. The Board concluded that the Fund would benefit from those services and that the benefits to the Adviser derived from these relationships seemed fair and reasonable.

Conclusion

Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the proposed fees under the Advisory Agreement to be fair and reasonable in light of the services to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for the Fund for an initial two-year period.

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Board of Trustees

Corey Dillon
Gerald Hellerman
Michael Kalbfleisch
Kevin Mirabile

Investment Adviser

Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

Dividend Paying Agent, Custodian, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street, Suite 1400
Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Each Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in each Fund’s filings with the Securities and Exchange Commission. Each Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not Applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fiera Capital Series Trust

By	/s/ Benjamin Thompson
Title	Benjamin Thompson, Principal Executive Officer

Date	12/4/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin Thompson
Title	Benjamin Thompson, Principal Executive Officer

Date	12/4/2019

By	/s/ Pierre Blanchette
Title	Pierre Blanchette, Principal Financial Officer

Date	12/4/2019